AUDIT AND OTHER SERVICES (Tables)	12 Months Ended
Dec. 31, 2025
Audit And Other Services [Abstract]
Summary of Audit and Other Services

			Group
	2025	2024	2023
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	13.5	13.8	13.9
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
– Audit of the Santander UK group's subsidiaries	0.8	0.6	0.6
Total audit fees[1]	14.3	14.4	14.5
Non-audit fees:
Audit-related assurance services	2.5	0.6	0.7
Other assurance services	0.3	1.0	0.5
Other non-audit services	—	0.6	0.1
Total non-audit fees	2.8	2.2	1.3
12025 audit fees included £0.1m (2024: £0.1m, 2023: £0.7m) which related to the prior years.